Liabilities assumed from time charters attached - Unamortized balance expected to be amortized (table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities Assumed From Time Charters Attached
2026	$ 8,047
2027	4,275
Liabilities assumed from time charters attached	$ 12,322	$ 31,135